CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Interest Income:
Loans, including fees		$ 16,732	$ 16,159
Investment securities		1,350	1,742
Overnight funds sold and due from FRB		44	59
Total interest income		18,126	17,960
Deposits:
Demand		839	674
Savings		16	10
Time deposits:
Less than $100		953	909
$100 or more		911	934
Interest on deposits		2,719	2,527
Federal Home Loan Bank borrowings		18	324
Other borrowings		473	418
Total interest expense		3,210	3,269
Net interest income		14,916	14,691
Provision for loan losses		0	600
Net interest income after provision for loan losses		14,916	14,091
Noninterest Income:
Mortgage banking revenue		4,439	4,223
Service charges on deposit accounts		1,139	1,142
Income from bank-owned life insurance		349	349
Gain on sale of investment securities available for sale	[1]	0	112
Visa check card income		641	641
Other		384	858
Total noninterest income		6,952	7,325
Noninterest Expense:
Salaries and employee benefits		10,781	10,667
Professional and consultant fees		634	808
Occupancy		1,623	1,629
FDIC insurance		414	624
Data processing		1,308	1,431
Problem loan and repossessed asset costs		101	120
Impairments and gains and losses on sales of other real estate owned and repossessed assets, net		(177)	858
Impairments and gains and losses on sale of premises and equipment, net		0	14
Equipment		305	350
Directors' and regional board fees		246	302
Advertising and marketing		270	260
Merger-related expenses		1,568	0
Other		2,458	2,444
Total noninterest expense		19,531	19,507
Income before provision for income taxes		2,337	1,909
Provision for income taxes - current		15	40
Provision for income taxes - deferred		734	0
Net income		1,588	1,869
Net income attributable to non-controlling interest		206	534
Net income attributable to Hampton Roads Bankshares, Inc.		$ 1,382	$ 1,335
Per Share:
Basic and diluted income per share (in dollars per share)		$ 0.01	$ 0.01

[1]	Includes $0 and $112 accumulated other comprehensive income reclassifications for unrealized net gains on available for sale securities during the three months ended March 31, 2016 and 2015, respectively.